Deferred Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Taxation
31	DEFERRED TAXATION
The movements in the deferred taxation account are as follows:

	2020	2019	2018
	RMB	RMB	RMB
At beginning of the year	2,848	6,483	14,064
Transfer to profit and loss (Note 12)	(7,666)	(3,485)	(7,807)
(Debit) / credit to other comprehensive income	(198)	(150)	226

At end of the year	(5,016)	2,848	6,483

Deferred tax balances before offset are attributable to the following items:

	December 31, 2020	December 31, 2019
	RMB	RMB
Deferred tax assets:
Receivables and inventories	4,740	6,841
Tax losses	24,646	20,391
Impairment of long-term assets	6,309	9,676
Other	6,622	8,643

Total deferred tax assets	42,317	45,551

Deferred tax liabilities:
Accelerated tax depreciation	24,147	27,646
Other	23,186	15,057

Total deferred tax liabilities	47,333	42,703

Net deferred tax (liabilities)/ assets	(5,016)	2,848

Tax losses that can be carried forward to future years include deferred tax assets arising from the losses of the branches in the Eastern China Region. The tax expenses of the Company’s branches in the Eastern and Western China Regions were paid in aggregate according to the requirements of the competent tax authority.

Deferred tax balances after offset are listed as follows:

	December 31, 2020	December 31, 2019
	RMB	RMB
Deferred tax assets	11,364	24,259
Deferred tax liabilities	16,380	21,411